Goodwill and other intangible assets - Narrative (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
OTHER INTANGIBLE ASSETS (Details) - Narrative [Line Items]
Goodwill and other intangible assets	£ 8,188	£ 8,306
Cash flow projection period	4 years
Life And Pensions
OTHER INTANGIBLE ASSETS (Details) - Narrative [Line Items]
Goodwill	£ 2,121	£ 2,171
Percentage of entity goodwill (in percent)	77.00%	78.00%
Credit Card Cash Generating Unit
OTHER INTANGIBLE ASSETS (Details) - Narrative [Line Items]
Goodwill	£ 302	£ 302
Percentage of entity goodwill (in percent)	11.00%	11.00%
Motor Business Cash Generating Unit
OTHER INTANGIBLE ASSETS (Details) - Narrative [Line Items]
Goodwill	£ 310	£ 309
Percentage of entity goodwill (in percent)	11.00%	11.00%
Goodwill £m
OTHER INTANGIBLE ASSETS (Details) - Narrative [Line Items]
Goodwill and other intangible assets	£ 2,748	£ 2,798
Scottish Widows
OTHER INTANGIBLE ASSETS (Details) - Narrative [Line Items]
Discount rate applied to cash flow projections (in percent)	11.00%
Retail – UK Motor Finance
OTHER INTANGIBLE ASSETS (Details) - Narrative [Line Items]
Discount rate applied to cash flow projections (in percent)	14.00%
Reduced growth rate used to extrapolate cash flow projections (in percent)	2.00%
Reduction period	20 years
Discount rates post tax	10.50%
Growth rate used to extrapolate cash flow projections (in percent)	3.50%
Cards
OTHER INTANGIBLE ASSETS (Details) - Narrative [Line Items]
Discount rate applied to cash flow projections (in percent)	14.00%
Discount rates post tax	10.50%
Growth rate used to extrapolate cash flow projections (in percent)	3.50%
Brands £m
OTHER INTANGIBLE ASSETS (Details) - Narrative [Line Items]
Goodwill and other intangible assets	£ 385	386
Growth rate used to extrapolate cash flow projections (in percent)	3.50%
Discount rate used in current estimate of value in use	10.50%
Brands £m | Bank Of Scotland Plc
OTHER INTANGIBLE ASSETS (Details) - Narrative [Line Items]
Intangible assets	£ 380	£ 380